Other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and restricted deposits	$ 1,530	$ 1,364
Prepaid expenses and deposits	23,830	29,414
Commission asset	19,171	18,010
Contract asset and other	26,049	16,908
Other current assets	$ 70,580	$ 65,696